Application of New and Revised International Financial Reporting Standards as Issued by the International Accounting Standards Board ("IASB") ( Collectively, "IFRSs")	12 Months Ended
Dec. 31, 2019
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Application of New and Revised International Financial Reporting Standards as Issued by the International Accounting Standards Board ("IASB") ( Collectively, "IFRSs")
3.	APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS AS ISSUED BY THE INTERNATIONAL ACCOUNTING STANDARDS BOARD (“IASB”) (collectively, “IFRSs”)

a.	Amendments to IFRSs that are mandatorily effective for the current year

In the current year, the Group has applied the following new, revised or amended standards and interpretations that have been issued and effective:

New, Revised or Amended Standards and Interpretations		Effective Date Issued by IASB

Amendments to IFRSs	Annual Improvements to IFRSs 2015-2017 Cycle	January 1, 2019
Amendments to IFRS 9	Prepayment Features with Negative Compensation	January 1, 2019
IFRS 16	Leases	January 1, 2019
Amendments to IAS 19	Plan Amendment, Curtailment or Settlement	January 1, 2019
Amendments to IAS 28	Long-term Interests in Associate and Joint Venture	January 1, 2019
IFRIC 23	Uncertainty over Income Tax Treatments	January 1, 2019

Except for the following, the initial application of the aforementioned new, revised or amended standards and interpretations did not have effect on the Group’s accounting policies:

1)	IFRS 16 “Leases”

IFRS 16 provides a comprehensive model for the identification of lease arrangements and their treatment in the financial statements of both lessee and lessor. It supersedes IAS 17 “Leases”, IFRIC 4 “Determining whether an Arrangement contains a Lease”, and a number of related interpretations. Refer to Note 4 for information relating to the relevant accounting policies.

Definition of a lease

The Group elects to apply the guidance of IFRS 16 in determining whether contracts are, or contain, a lease only to contracts entered into (or changed) on or after January 1, 2019. Contracts identified as containing a lease under IAS 17 and IFRIC 4 are not reassessed and are accounted for in accordance with the transitional provisions under IFRS 16.

The Group as lessee

The Group recognizes right-of-use assets or investment properties if the right-of-use assets meet the definition of investment properties, and lease liabilities for all leases on the consolidated balance sheets except for those whose payments under low-value asset
s
and short-term leases are recognized as expenses on a straight-line basis. On the consolidated statements of comprehensive income, the Group presents the depreciation expense charged on right-of-use assets separately from the interest expense accrued on lease liabilities; interest is computed using the effective interest method. On the consolidated statements of cash flows, cash payments for the principal portion of lease liabilities are classified within financing activities; cash payments for the interest portion are classified within operating activities.

Prior to the application of IFRS 16, payments under operating lease contracts, including property interest qualified as investment properties, were recognized as expenses on a straight-line basis. Prepaid lease payments for land use rights were recognized as long-term prepayments for lease. Cash flows for operating leases were classified within operating activities on the consolidated statements of cash flows. Leased assets and finance lease payables were recognized on the consolidated balance sheets for contracts classified as finance leases.

The Group elects to apply IFRS 16 retrospectively with the cumulative effect of the initial application of this standard recognized in retained earnings on January 1, 2019. Comparative information is not restated.

Lease liabilities were recognized on January 1, 2019 for leases previously classified as operating leases under IAS 17. Lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate
s
on January 1, 2019. Right-of-use assets are measured at an amount equal to the lease liabilities, adjusted by the amount of any prepaid or accrued lease payments. The Group applies IAS 36 to all right-of-use assets.

The Group also applies the following practical expedients:

a)	The Group accounts for those leases for which the lease term ends on or before December 31, 2019 as short-term leases.

b)	The Group excludes initial direct costs from the measurement of right-of-use assets on January 1, 2019.

c)	The Group uses hindsight, such as in determining lease terms, to measure lease liabilities.

For leases previously classified as finance leases under IAS 17, the carrying amounts of right-of-use assets and lease liabilities on January 1, 2019 are determined as at the carrying amounts of the respective leased assets and finance lease payables on December 31, 2018.

The weighted average lessee’s incremental borrowing rates applied to lease liabilities recognized on January 1, 2019 was 1.35%. The difference between the (i) lease liabilities recognized and (ii) operating lease commitments disclosed under IAS 17 on December 31, 2018 is explained as follows:

	NT$	US$ (Note 4)
The future minimum lease payments of non-cancellable operating lease commitments on December 31, 2018	$2,386,102	$79,776
Less: Recognition exemption for short-term leases	(108,946)	(3,642)
Less: Recognition exemption for leases of low-value assets	(10,822)	(362)

Undiscounted amounts on January 1, 2019	$2,266,334	$75,772

Discounted amounts using the incremental borrowing rates on January 1, 2019	$2,006,553	$67,086
Add: Finance lease liabilities (excluding the amounts applied for the exemption for short-term leases and leases of low-value assets) on December 31, 2018	248,808	8,319
Add: Adjustments as a result of a different treatment of extension	3,829,368	128,030

Lease liabilities recognized on January 1, 2019	$6,084,729	$203,435

The Group as lessor

The application of IFRS 16 starting from January 1, 2019 did not have a material impact on the accounting treatments of the Group as lessor.

The impact on assets, liabilities and equity as of January 1, 2019 from the initial application of IFRS 16 is set out as follows:

	As Originally Stated on January 1, 2019	Adjustments Arising from Initial Application	Adjusted on January 1, 2019
	NT$	NT$	NT$

Other financial assets - current	$6,539,467	$(31)	$6,539,436
Other current assets	3,773,384	(385,014)	3,388,370
Long-term prepayments for lease	10,764,835	(10,764,835)	—
Property, plant and equipment	214,592,588	(277,079)	214,315,509
Right-of-use assets	—	10,720,769	10,720,769
Investment properties	7,738,379	6,599,225	14,337,604
Other financial assets - non-current	1,044,294	(2,745)	1,041,549
Other intangible assets	30,897,700	(59,667)	30,838,033

Total effect on assets	$275,350,647	$5,830,623	$281,181,270

Obligation under leases - current	$—	$489,984	$489,984
Other current liabilities	5,984,156	(17,144)	5,967,012
Obligation under leases - non-current	—	5,594,745	5,594,745
Other non-current liabilities	1,371,302	(236,962)	1,134,340

Total effect on liabilities	$7,355,458	$5,830,623	$13,186,081

	As Originally Stated on January 1, 2019	Adjustments Arising from Initial Application	Adjusted on January 1, 2019
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Other financial assets - current	$218,638	$(1)	$218,637
Other current assets	126,158	(12,872)	113,286
Long-term prepayments for lease	359,908	(359,908)	—
Property, plant and equipment	7,174,610	(9,264)	7,165,346
Right-of-use assets	—	358,434	358,434
Investment properties	258,722	220,636	479,358
Other financial assets - non-current	34,915	(92)	34,823
Other intangible assets	1,033,022	(1,994)	1,031,028

Total effect on assets	$9,205,973	$194,939	$9,400,912

Obligation under leases - current	$—	$16,382	$16,382
Other current liabilities	200,072	(573)	199,499
Obligation under leases - non-current	—	187,053	187,053
Other non-current liabilities	45,848	(7,923)	37,925

Total effect on liabilities	$245,920	$194,939	$440,859

2)	Amendments to IAS 19 “Plan Amendment, Curtailment or Settlement”

The amendments stipulate that, if a plan amendment, curtailment or settlement occurs, the current service cost and the net interest for the remainder of the annual reporting period are determined using the actuarial assumptions used for the remeasurement of the net defined benefit liabilities (assets). In addition, the amendments clarify the effect of a plan amendment, curtailment or settlement on the requirements regarding the asset ceiling. The Group applied the above amendment prospectively.

b.	New, revised or amended standards and interpretations in issue but not yet effective

The Group has not applied the following new, revised or amended standards and interpretations that have been issued but are not yet effective:

New, Revised or Amended Standards and Interpretations		Effective Date Issued by IASB

Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined by IASB
Amendments to IFRS 3	Definition of a Business	January 1, 2020 (Note 1)
Amendments to IFRS 9, IAS 39 and IFRS 7	Interest Rate Benchmark Reform	January 1, 2020 (Note 2)
Amendments to IAS 1 and IAS 8	Definition of Material	January 1, 2020 (Note 3)
Conceptual Framework	Amendments to References to the Conceptual Framework in IFRS Standards	January 1, 2020
Amendments to IAS 1	Classification of Liabilities as Current or Non-current	January 1, 2022

Note 1:   The Group shall apply these amendments to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January, 2020 and to asset acquisitions that occur on or after the beginning of that period.

Note 2: The Group shall apply these amendments retrospectively for annual reporting periods beginning on or after January 1, 2020.

Note 3: The Group shall apply these amendments prospectively for annual reporting periods beginning on or after January 1, 2020
.

c.	Significant changes in accounting policy resulted from new, revised and amended standards and interpretations in issue but not yet effective

Except for the following, as of the date that the accompanying consolidated financial statements were authorized for issue, the Group continues in evaluating the impact on its financial position and financial performance as a result of the initial application of the aforementioned new, revised or amended standards and interpretations. The related impact will be disclosed when the Group completes the evaluation.

Amendments to IAS 1 “Classification of Liabilities as Current or Non-current”

The amendments clarify that for a liability to be classified as non-current, the Group shall assess whether it has the right at the end of the reporting period to defer settlement of the liability for at least twelve months after the reporting period. If such rights are in existence at the end of the reporting period, the liability is classified as non-current regardless of whether the Group will exercise that right. The amendments also clarify that, if the right to defer settlement is subject to compliance with specified conditions, the Group must comply with those conditions at the end of the reporting period even if the lender does not test compliance until a later date.

The amendments stipulate that, for the purpose of liability classification, the aforementioned settlement refers to a transfer of cash, other economic resources or the Group’s own equity instruments to the counterparty that results in the extinguishment of the liability. However, if the terms of a liability that could, at the option of the counterparty, result in its settlement by a transfer of the Group’s own equity instruments, and if such option is recognized separately as equity in accordance with IAS 32: Financial Instruments: Presentation, the aforementioned terms would not affect the classification of the liability
.